Investments (Schedule Of Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Investments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 3,915.6		$ 3,987.9
Gross Unrealized Gains	270.0		247.2
Gross Unrealized Losses	38.1		19.7
Fair value	4,147.5		4,215.4
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	291.5		208.8
Gross Unrealized Gains	120.7		116.5
Gross Unrealized Losses	8.6		0.8
Fair value	403.6		324.5
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	232.3		153.5
Gross Unrealized Gains	0.7		0.7
Gross Unrealized Losses	1.0		0
Fair value	232.0		154.2
Short-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	296.4		375.2
Gross Unrealized Gains	0		0.1
Gross Unrealized Losses	0		0
Fair value	296.4		375.3
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,095.4		3,250.4
Gross Unrealized Gains	148.6		129.9
Gross Unrealized Losses	28.5		18.9
Fair value	3,215.5		3,361.4
Fixed Maturities [Member] | U.S. Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	482.8	[1]	430.3	[2]
Gross Unrealized Gains	12.5	[1]	11.3	[2]
Gross Unrealized Losses	0	[1]	0.8	[2]
Fair value	495.3	[1]	440.8	[2]
Fixed Maturities [Member] | Non-U.S. Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	56.2		6.2
Gross Unrealized Gains	1.0		0.2
Gross Unrealized Losses	1.6		0
Fair value	55.6		6.4
Fixed Maturities [Member] | Obligations Of States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	589.3		630.6
Gross Unrealized Gains	47.4		25.6
Gross Unrealized Losses	0.3		2.9
Fair value	636.4		653.3
Fixed Maturities [Member] | Credit-Financial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	378.3		370.5
Gross Unrealized Gains	10.4		12.3
Gross Unrealized Losses	5.2		1.7
Fair value	383.5		381.1
Fixed Maturities [Member] | Credit-Industrial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	411.6		378.3
Gross Unrealized Gains	20.8		17.6
Gross Unrealized Losses	3.4		0.8
Fair value	429.0		395.1
Fixed Maturities [Member] | Credit-Utility [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	163.9		164.8
Gross Unrealized Gains	7.5		6.4
Gross Unrealized Losses	1.2		0.4
Fair value	170.2		170.8
Fixed Maturities [Member] | CMO/MBS-Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	516.0	[3]	665.7	[3]
Gross Unrealized Gains	30.7	[3]	33.9	[3]
Gross Unrealized Losses	0.2	[3]	0.5	[3]
Fair value	546.5	[3]	699.1	[3]
Fixed Maturities [Member] | CMO/MBS-Non Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	18.5		37.4
Gross Unrealized Gains	0.7		1.5
Gross Unrealized Losses	0.8		0.6
Fair value	18.4		38.3
Fixed Maturities [Member] | CMBS [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	100.7	[4]	143.6	[4]
Gross Unrealized Gains	5.2	[4]	6.3	[4]
Gross Unrealized Losses	0.3	[4]	0.9	[4]
Fair value	105.6	[4]	149.0	[4]
Fixed Maturities [Member] | ABS-Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15.3	[5]	19.3	[5]
Gross Unrealized Gains	0.1	[5]	0.1	[5]
Gross Unrealized Losses	2.0	[5]	2.3	[5]
Fair value	13.4	[5]	17.1	[5]
Fixed Maturities [Member] | ABS-Non Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	47.0		127.7
Gross Unrealized Gains	1.0		2.4
Gross Unrealized Losses	0		0
Fair value	48.0		130.1
Fixed Maturities [Member] | Foreign Denominated, Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	224.7		202.1
Gross Unrealized Gains	9.1		9.5
Gross Unrealized Losses	8.8		4.9
Fair value	225.0		206.7
Fixed Maturities [Member] | Foreign Denominated, Credit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	91.1		73.9
Gross Unrealized Gains	2.2		2.8
Gross Unrealized Losses	4.7		3.1
Fair value	88.6		73.6
Corporate Bonds Backed By The Federal Deposit Insurance Corporation [Member] | U.S. Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	48.7		87.7
Fair value	$ 49.1		$ 89.3

[1]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
[2]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
[3]	Collateralized mortgage obligations/mortgage-backed securities ("CMO/MBS").
[4]	Commercial mortgage-backed securities ("CMBS").
[5]	Asset-backed securities ("ABS").